Loan ID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
4519619477	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note	Finance charges under disclosed by $88.53 which exceeds the $35 for refinances. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
3125696226	2	[2] Initial TIL Missing					RB	B	B	B
3491120755	2	[2] State - Missing Collateral Protection Insurance Notice					RB	B	B	B
8518046945	3
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[2]   State - Missing Borrower Information Document
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   Initial GFE Missing

ROR executed by borrowers 8/XX/1995 with expiration of rescission period noted as 8/XX/1995. HUD reflects a funding date of 8/XX/1995, equal to the rescission execution date, and 25 days of interest was collected which coincides with a 8/XX/1995 funding date.

					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
8406910661	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment
[2]   Initial GFE Missing
[2]   Initial TIL Missing

				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	RD	D	D	D
5162581735	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					RA	A	A	A
2214848306	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Attorney/Insurance Preference Dislcosure
[2]   State - Missing Agency to Receive Borrower Complaints
[2]   Initial GFE Missing
[2]   Initial TIL Missing

							RB	B	B	B
1177034906	2
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial TIL Missing

							RB	B	B	B
7836152813	3	[3] ROR Missing [3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Anti-Coercion Notice [2] Initial TIL Missing	Finance charges under disclosed by $281.55 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
						TILA SOL Expired	RB	B	B	B
7549098735	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing
Finance charges under disclosed by $145.76 which exceeds the $35.00 tolerance for refinance transactions. Unable to determine the reason for under disclosure due to missing itemization of amount financed.

					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
3773038861	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					RA	A	A	A
5657053387	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					RB	B	B	B
6398192672	2	[2] State - Missing Broker Agreement					RB	B	B	B
3060778755	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Initial TIL Missing					RB	B	B	B
5099083559	2
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Initial TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

							RB	B	B	B